General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
Summary of General And Administrative Expenses

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Share-based compensation expenses	386	726	87,980
Salaries and employment benefits	26,202	28,963	35,547
Professional service expenses	1,969	3,910	13,343
Bank charges	3,284	3,374	7,380
VAT Surcharge	1,046	2,136	3,423
Office expenses	2,489	1,554	3,058
Travelling expenses	919	719	2,682
Depreciation and amortizations	1,746	1,201	1,538
Rental and utilities expenses	1,526	1,158	1,468
Bad debt expense	801	376	626
Other	1,509	2,060	4,771

Total	41,877	46,177	161,816